GOODWILL (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Change in net carrying value of goodwill by reportable segment
Gross amount of goodwill, balance at the beginning of the period	$ 852,239	$ 519,362
Accumulated impairment loss, balance at the beginning of the period	(48,466)	(49,891)
Net amount of goodwill, balance at the beginning of the period	803,773	469,471
Acquisitions (Note 3)	175,307	328,564
Finalization of purchase accounting		41,835
Currency translation adjustment	2,255	(36,097)
Gross amount of goodwill, balance at the end of the period	1,029,431	852,239
Accumulated impairment loss, balance at the end of the period	(48,096)	(48,466)
Net amount of goodwill, balance at the end of the period	981,335	803,773
Russia Mobile
Change in net carrying value of goodwill by reportable segment
Gross amount of goodwill, balance at the beginning of the period	313,517	127,311
Net amount of goodwill, balance at the beginning of the period	313,517	127,311
Acquisitions (Note 3)		189,842
Currency translation adjustment	(2,394)	(3,636)
Gross amount of goodwill, balance at the end of the period	311,123	313,517
Net amount of goodwill, balance at the end of the period	311,123	313,517
Ukraine Mobile
Change in net carrying value of goodwill by reportable segment
Gross amount of goodwill, balance at the beginning of the period	5,311	5,508
Net amount of goodwill, balance at the beginning of the period	5,311	5,508
Currency translation adjustment	16	(197)
Gross amount of goodwill, balance at the end of the period	5,327	5,311
Net amount of goodwill, balance at the end of the period	5,327	5,311
Russia Fixed
Change in net carrying value of goodwill by reportable segment
Gross amount of goodwill, balance at the beginning of the period	284,832	141,380
Accumulated impairment loss, balance at the beginning of the period	(48,466)	(49,891)
Net amount of goodwill, balance at the beginning of the period	236,366	91,489
Acquisitions (Note 3)	175,307	104,439
Finalization of purchase accounting		41,835
Currency translation adjustment	(934)	(1,397)
Gross amount of goodwill, balance at the end of the period	458,835	284,832
Accumulated impairment loss, balance at the end of the period	(48,096)	(48,466)
Net amount of goodwill, balance at the end of the period	410,739	236,366
Other
Change in net carrying value of goodwill by reportable segment
Gross amount of goodwill, balance at the beginning of the period	248,579	245,163
Net amount of goodwill, balance at the beginning of the period	248,579	245,163
Acquisitions (Note 3)		34,283
Currency translation adjustment	5,567	(30,867)
Gross amount of goodwill, balance at the end of the period	254,146	248,579
Net amount of goodwill, balance at the end of the period	$ 254,146	$ 248,579